Note 8 - Dividends Distribution	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of dividends [text block]
8	Dividends distribution

On
October 30, 2019,
the Company’s Board of Directors approved the payment of an interim dividend of
$0.13
per share (
$0.26
per ADS), or approximately
$153
million, paid on
November 20, 2019,
with an ex-dividend date of
November 18, 2019.

On
May 6, 2019,
the Company’s Shareholders approved an annual dividend in the amount of
$0.41
per share (
$0.82
per ADS). The amount approved included the interim dividend previously paid on
November 21, 2018
in the amount of
$0.13
per share (
$0.26
per ADS). The balance, amounting to
$0.28
per share (
$0.56
per ADS), was paid on
May 22, 2019.
In the aggregate, the interim dividend paid in
November 2018
and the balance paid in
May 2019
amounted to approximately
$484
million.

On
May 2, 2018,
the Company’s Shareholders approved an annual dividend in the amount of
$0.41
per share (
$0.82
per ADS). The amount approved included the interim dividend previously paid on
November 22, 2017
in the amount of
$0.13
per share (
$0.26
per ADS). The balance, amounting to
$0.28
per share (
$0.56
per ADS), was paid on
May 23, 2018.
In the aggregate, the interim dividend paid in
November 2017
and the balance paid in
May 2018
amounted to approximately
$484
million.

On
May 3, 2017,
the Company’s Shareholders approved an annual dividend in the amount of
$0.41
per share (
$0.82
per ADS). The amount approved included the interim dividend previously paid on
November 23, 2016
in the amount of
$0.13
per share (
$0.26
per ADS). The balance, amounting to
$0.28
per share (
$0.56
per ADS), was paid on
May 24, 2017.
In the aggregate, the interim dividend paid in
November 2016
and the balance paid in
May 2017
amounted to approximately
$484
million.